CONVERTIBLE PREFERRED STOCK AND EQUITY - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021		Jun. 04, 2021	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	63,877,518			100,000,000
Redeemable convertible preferred stock, outstanding (in shares)	63,756,438	0			61,288,000	45,145,000
Redeemable convertible preferred stock, issued (in shares)	63,756,438
Redeemable convertible preferred stock, carrying value	$ 160,605 [1]	$ 0	[1]		$ 150,305	$ 83,449
Redeemable convertible preferred stock, liquidation preference	$ 165,562
Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	71,204,000
Redeemable convertible preferred stock, outstanding (in shares)	71,069,000
Redeemable convertible preferred stock, issued (in shares)	71,069,000
Redeemable convertible preferred stock, carrying value	$ 160,605
Redeemable convertible preferred stock, liquidation preference	$ 165,562
Series Seed | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	3,971,000
Redeemable convertible preferred stock, outstanding (in shares)	3,971,000
Redeemable convertible preferred stock, issued (in shares)	3,971,000
Issuance price per share (in dollars per share)	$ 0.60
Redeemable convertible preferred stock, carrying value	$ 1,768
Redeemable convertible preferred stock, liquidation preference	$ 4,978
Series Seed | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	4,000,000
Redeemable convertible preferred stock, outstanding (in shares)	4,000,000
Redeemable convertible preferred stock, issued (in shares)	4,000,000
Issuance price per share (in dollars per share)	$ 0.63
Redeemable convertible preferred stock, carrying value	$ 2,479
Redeemable convertible preferred stock, liquidation preference	$ 5,101
Series A | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	15,231,000
Redeemable convertible preferred stock, outstanding (in shares)	15,231,000
Redeemable convertible preferred stock, issued (in shares)	15,231,000
Issuance price per share (in dollars per share)	$ 0.75
Redeemable convertible preferred stock, carrying value	$ 11,110
Redeemable convertible preferred stock, liquidation preference	$ 11,367
Series A-1 | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	8,464,000
Redeemable convertible preferred stock, outstanding (in shares)	8,464,000
Redeemable convertible preferred stock, issued (in shares)	8,464,000
Issuance price per share (in dollars per share)	$ 1.18
Redeemable convertible preferred stock, carrying value	$ 9,737
Redeemable convertible preferred stock, liquidation preference	$ 10,000
Series B | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	15,983,000
Redeemable convertible preferred stock, outstanding (in shares)	15,983,000
Redeemable convertible preferred stock, issued (in shares)	15,983,000
Issuance price per share (in dollars per share)	$ 3.13
Redeemable convertible preferred stock, carrying value	$ 50,000
Redeemable convertible preferred stock, liquidation preference	$ 50,000
Series B - 2019 Convertible Notes conversion at 10% discount | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	2,753,000
Redeemable convertible preferred stock, outstanding (in shares)	2,753,000
Redeemable convertible preferred stock, issued (in shares)	2,753,000
Issuance price per share (in dollars per share)	$ 2.82
Redeemable convertible preferred stock, carrying value	$ 8,601
Redeemable convertible preferred stock, liquidation preference	$ 7,752
Debt conversion, converted instrument, discount rate	10.00%
Series B-1 | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	18,112,000
Redeemable convertible preferred stock, outstanding (in shares)	17,977,000
Redeemable convertible preferred stock, issued (in shares)	17,977,000
Issuance price per share (in dollars per share)	$ 3.74
Redeemable convertible preferred stock, carrying value	$ 66,842
Redeemable convertible preferred stock, liquidation preference	$ 67,300
Series B-2 | Legacy Latch
Class of Stock [Line Items]
Redeemable convertible preferred stock, authorized (in shares)	2,690,000
Redeemable convertible preferred stock, outstanding (in shares)	2,690,000
Redeemable convertible preferred stock, issued (in shares)	2,690,000
Issuance price per share (in dollars per share)	$ 3.37
Redeemable convertible preferred stock, carrying value	$ 10,068
Redeemable convertible preferred stock, liquidation preference	$ 9,064

[1]	Shares outstanding for all periods reflect the adjustment for the Exchange Ratio as a result of the Business Combination. Shares issued and outstanding as of December 31, 2021 excludes 738,000 shares subject to vesting requirements. See Note 1, Description of Business.